Quarterly Report
September 30, 2024
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.7%
Boeing Co. (a)	6,049	$919,690
General Dynamics Corp.	3,144	950,117
Honeywell International, Inc.	5,317	1,099,077
Howmet Aerospace, Inc.	9,753	977,738
Leidos Holdings, Inc.	5,928	966,264
		$4,912,886
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,165	$815,589
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	15,837	$1,399,991
Automotive – 0.6%
Aptiv PLC (a)	24,086	$1,734,433
Biotechnology – 0.2%
Illumina, Inc. (a)	4,607	$600,799
Broadcasting – 0.7%
Omnicom Group, Inc.	4,840	$500,408
Walt Disney Co.	16,516	1,588,674
		$2,089,082
Brokerage & Asset Managers – 2.0%
Blue Owl Capital, Inc.	11,634	$225,234
Cboe Global Markets, Inc.	1,563	320,212
Charles Schwab Corp.	14,487	938,902
CME Group, Inc.	4,376	965,564
KKR & Co., Inc.	16,100	2,102,338
Raymond James Financial, Inc.	4,693	574,705
TPG, Inc.	11,592	667,236
		$5,794,191
Business Services – 4.6%
Accenture PLC, “A”	1,395	$493,105
Fidelity National Information Services, Inc.	7,175	600,906
Fiserv, Inc. (a)	5,325	956,636
Insperity, Inc.	24,063	2,117,544
Morningstar, Inc.	4,393	1,401,894
TransUnion	36,303	3,800,924
TriNet Group, Inc.	22,930	2,223,522
Verisk Analytics, Inc., “A”	3,462	927,678
Zscaler, Inc. (a)	4,098	700,512
		$13,222,721
Cable TV – 0.4%
Comcast Corp., “A”	25,308	$1,057,115
Chemicals – 0.3%
Eastman Chemical Co.	8,619	$964,897

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 12.3%
Cadence Design Systems, Inc. (a)	10,302	$2,792,151
CCC Intelligent Holdings, Inc. (a)	51,857	573,020
Check Point Software Technologies Ltd. (a)	1,438	277,261
Dun & Bradstreet Holdings, Inc.	292,876	3,371,003
Flywire Corp. (a)	13,417	219,905
Guidewire Software, Inc. (a)	5,805	1,061,967
HubSpot, Inc. (a)	1,447	769,225
Microsoft Corp. (s)	47,187	20,304,566
Okta, Inc. (a)	4,198	312,079
OneStream, Inc. (a)	1,924	65,223
Salesforce, Inc.	12,235	3,348,842
ServiceNow, Inc. (a)	1,716	1,534,773
Tyler Technologies, Inc. (a)	1,318	769,343
		$35,399,358
Computer Software - Systems – 4.3%
Amentum Holdings, Inc. (a)	6,654	$214,592
Apple, Inc. (s)	39,643	9,236,819
Block, Inc., “A” (a)	6,288	422,113
CDW Corp.	5,642	1,276,785
EPAM Systems, Inc. (a)	3,449	686,454
Zebra Technologies Corp., “A” (a)	1,704	631,025
		$12,467,788
Construction – 1.7%
Builders FirstSource, Inc. (a)	5,099	$988,492
Mohawk Industries, Inc. (a)	6,135	985,772
Sherwin-Williams Co.	2,542	970,205
Summit Materials, Inc., “A” (a)	26,782	1,045,302
Sun Communities, Inc., REIT	5,622	759,813
		$4,749,584
Consumer Products – 1.5%
Colgate-Palmolive Co.	11,550	$1,199,005
e.l.f. Beauty, Inc. (a)	1,722	187,750
International Flavors & Fragrances, Inc.	4,864	510,379
Kenvue, Inc.	53,006	1,226,029
Procter & Gamble Co.	6,353	1,100,340
		$4,223,503
Consumer Services – 0.9%
Booking Holdings, Inc.	519	$2,186,090
Grand Canyon Education, Inc. (a)	2,687	381,151
		$2,567,241
Electrical Equipment – 1.6%
AMETEK, Inc.	5,375	$922,941
Amphenol Corp., “A”	18,880	1,230,221
Emerson Electric Co.	6,563	717,795
Johnson Controls International PLC	9,840	763,683
TE Connectivity PLC	3,713	560,626
W.W. Grainger, Inc.	398	413,446
		$4,608,712
Electronics – 8.6%
Analog Devices, Inc.	9,723	$2,237,943
Applied Materials, Inc.	11,342	2,291,651
Lam Research Corp.	3,199	2,610,640
Marvell Technology, Inc.	42,564	3,069,716

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Monolithic Power Systems, Inc.	1,275	$1,178,738
NVIDIA Corp.	99,712	12,109,025
NXP Semiconductors N.V.	5,127	1,230,531
		$24,728,244
Energy - Independent – 1.4%
Chesapeake Energy Corp.	5,991	$492,760
ConocoPhillips	19,546	2,057,803
Permian Resources Corp.	28,083	382,210
Phillips 66	4,667	613,477
Valero Energy Corp.	3,649	492,724
		$4,038,974
Energy - Integrated – 1.6%
Exxon Mobil Corp.	39,973	$4,685,635
Energy - Renewables – 0.2%
GE Vernova, Inc. (a)	2,457	$626,486
Engineering - Construction – 0.3%
Jacobs Solutions, Inc.	6,654	$871,009
Entertainment – 0.6%
Spotify Technology S.A. (a)	4,093	$1,508,393
Vivid Seats, Inc., “A” (a)	32,326	119,606
		$1,627,999
Food & Beverages – 2.0%
Coca-Cola Europacific Partners PLC	14,056	$1,106,910
Mondelez International, Inc.	21,515	1,585,010
Monster Worldwide, Inc. (a)	18,860	983,926
PepsiCo, Inc.	12,006	2,041,620
		$5,717,466
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	7,415	$290,668
Hilton Worldwide Holdings, Inc.	5,597	1,290,108
International Game Technology PLC	13,183	280,798
Viking Holdings Ltd. (a)	3,872	135,094
		$1,996,668
Health Maintenance Organizations – 1.1%
Cigna Group	9,186	$3,182,398
Insurance – 3.9%
American International Group, Inc.	13,664	$1,000,615
Aon PLC	7,135	2,468,639
Arthur J. Gallagher & Co.	5,731	1,612,531
Assurant, Inc.	2,571	511,269
Chubb Ltd.	7,308	2,107,554
Corebridge Financial, Inc.	24,592	717,103
Hanover Insurance Group, Inc.	3,706	548,896
Principal Financial Group, Inc.	7,043	604,994
Voya Financial, Inc.	8,359	662,200
Willis Towers Watson PLC	3,386	997,278
		$11,231,079

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 6.1%
Alphabet, Inc., “A” (s)	59,731	$9,906,386
Gartner, Inc. (a)	992	502,706
Meta Platforms, Inc., “A”	12,412	7,105,125
		$17,514,217
Leisure & Toys – 0.7%
Electronic Arts, Inc.	6,289	$902,094
Hasbro, Inc.	5,473	395,808
Take-Two Interactive Software, Inc. (a)	3,796	583,483
		$1,881,385
Machinery & Tools – 2.8%
AGCO Corp.	8,963	$877,119
Crane Co.	4,795	758,953
Eaton Corp. PLC	6,584	2,182,201
General Electric Co.	7,380	1,391,720
Nordson Corp.	3,985	1,046,581
Pentair PLC	7,118	696,069
Wabtec Corp.	6,348	1,153,876
		$8,106,519
Major Banks – 3.4%
JPMorgan Chase & Co.	22,951	$4,839,448
Morgan Stanley	14,525	1,514,086
PNC Financial Services Group, Inc.	10,579	1,955,528
Wells Fargo & Co.	24,604	1,389,880
		$9,698,942
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	3,467	$996,104
IDEXX Laboratories, Inc. (a)	969	489,558
McKesson Corp.	3,317	1,639,991
Option Care Health, Inc. (a)	34,739	1,087,331
Veeva Systems, Inc. (a)	6,641	1,393,746
		$5,606,730
Medical Equipment – 3.4%
Becton, Dickinson and Co.	8,334	$2,009,327
Boston Scientific Corp. (a)	28,267	2,368,775
Medtronic PLC	31,199	2,808,846
STERIS PLC	4,940	1,198,148
Waters Corp. (a)	3,609	1,298,843
		$9,683,939
Natural Gas - Distribution – 0.3%
Southwest Gas Holdings, Inc.	12,317	$908,502
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc.	3,222	$579,444
Targa Resources Corp.	4,857	718,885
		$1,298,329
Network & Telecom – 0.7%
Motorola Solutions, Inc.	2,416	$1,086,306
Qualcomm, Inc.	5,590	950,580
		$2,036,886
Oil Services – 0.2%
Schlumberger Ltd.	13,090	$549,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.3%
American Express Co.	5,538	$1,501,906
First Interstate BancSystem, Inc.	11,702	359,017
M&T Bank Corp.	3,827	681,665
Moody's Corp.	2,610	1,238,680
Northern Trust Corp.	6,049	544,591
Pacific Premier Bancorp, Inc.	10,637	267,627
United Community Bank, Inc.	11,198	325,638
Visa, Inc., “A”	16,785	4,615,036
		$9,534,160
Pharmaceuticals – 6.0%
AbbVie, Inc.	21,879	$4,320,665
Eli Lilly & Co.	3,741	3,314,301
Johnson & Johnson	29,093	4,714,811
Pfizer, Inc.	79,990	2,314,911
Vertex Pharmaceuticals, Inc. (a)	5,158	2,398,883
		$17,063,571
Pollution Control – 0.6%
GFL Environmental, Inc.	40,287	$1,606,646
Railroad & Shipping – 0.4%
Canadian Pacific Kansas City Ltd.	14,173	$1,212,358
Real Estate – 0.8%
Broadstone Net Lease, Inc., REIT	21,817	$413,432
Federal Realty Investment Trust, REIT	10,915	1,254,897
Jones Lang LaSalle, Inc. (a)	844	227,720
W.P. Carey, Inc., REIT	5,529	344,457
		$2,240,506
Real Estate - Office – 0.2%
Douglas Emmett, Inc., REIT	24,164	$424,561
Real Estate - Storage – 0.5%
Extra Space Storage, Inc., REIT	3,509	$632,287
Terreno Realty Corp., REIT	13,642	911,695
		$1,543,982
Restaurants – 1.2%
Darden Restaurants, Inc.	8,682	$1,424,977
U.S. Foods Holding Corp. (a)	21,786	1,339,839
Wingstop, Inc.	1,341	557,963
		$3,322,779
Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	2,903	$864,339
Corteva, Inc.	14,655	861,568
DuPont de Nemours, Inc.	7,840	698,622
Linde PLC	2,718	1,296,106
Tronox Holdings PLC	18,453	269,967
		$3,990,602
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	67,008	$12,485,601
BJ's Wholesale Club Holdings, Inc. (a)	19,626	1,618,752
Home Depot, Inc.	9,428	3,820,226
Ross Stores, Inc.	7,134	1,073,738

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
TJX Cos., Inc.	5,442	$639,653
		$19,637,970
Telecommunications - Wireless – 1.5%
SBA Communications Corp., REIT	4,496	$1,082,187
T-Mobile USA, Inc.	16,101	3,322,603
		$4,404,790
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	4,550	$784,101
Saia, Inc. (a)	1,476	645,396
		$1,429,497
Utilities - Electric Power – 2.1%
Constellation Energy	3,728	$969,355
Dominion Energy, Inc.	4,103	237,112
Duke Energy Corp.	6,854	790,266
Exelon Corp.	11,179	453,309
NextEra Energy, Inc.	16,046	1,356,368
PG&E Corp.	73,023	1,443,665
Southern Co.	3,885	350,349
Xcel Energy, Inc.	8,104	529,191
		$6,129,615
Total Common Stocks		$285,139,459
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.07% (v)	2,034,903	$2,035,513
Securities Sold Short – (0.1)%
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(2,286)	$(271,188)

Other Assets, Less Liabilities – 0.0%		28,722
Net Assets – 100.0%		$286,932,506
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,035,513 and $285,139,459, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At September 30, 2024, the fund had liquid securities with an aggregate value of $980,639 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$285,139,459	$—	$—	$285,139,459
Mutual Funds	2,035,513	—	—	2,035,513
Total	$287,174,972	$—	$—	$287,174,972
Securities Sold Short	$(271,188)	$—	$—	$(271,188)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,937,705	$27,657,915	$27,559,293	$(1,176)	$362	$2,035,513
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$82,465	$—